Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Auditor's remuneration
Fees payable for the audit of NatWest Group's annual accounts	£ 4.4	£ 4.7	£ 3.8
Fees payable for the audit of NatWest Group plc's subsidiaries	29.6	30.6	25.7
Fees payable for audit-related assurance services	5.3	4.7	3.2
Total audit and audit-related assurance services fees	39.3	40.0	32.7
Other assurance services	0.4	0.6	1.2
Corporate finance services	0.5	0.4	0.6
Total other services	0.9	1.0	£ 1.8
Audit fees paid	19.7
Fees for review of interim financial information	1.1	1.1
Fees for reports to the regulatory	3.5	3.2
Fees for non-statutory audit opinions	0.7	0.4
Fees for the auditors as reporting accountants on debt and equity issuances	£ 0.5	£ 0.4